CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS	12 Months Ended
Sep. 30, 2014
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

23.CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2014 and 2013, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2014, 2013 and 2012:

Condensed Balance Sheets	2014	2013

ASSETS:
Cash and cash equivalents	$98,529	$511,436
Investment in Bank	137,273,479	131,697,972
Intercompany loan to Bank	4,135,000	3,510,000
Other assets	1,245,830	1,687,394

Total assets	$142,752,838	$137,406,802

LIABILITIES:
Term loan	$9,250,000	$—
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,148,799	1,084,768
Other liabilities	648,903	674,968

Total liabilities	30,636,702	21,348,736

STOCKHOLDER’S EQUITY	112,116,136	116,058,066

Total liabilities and stockholder’s equity	$142,752,838	$137,406,802

Condensed Statements of Income	2014	2013	2012

Interest income	$122,237	$126,633	$131,051
Interest expense	677,189	509,437	541,727

Net interest expense	(554,952)	(382,804)	(410,676)

Non-interest income	210,283	169,122	1,042,468
Non-interest expense	771,664	829,460	746,278

Loss before income taxes and equity in earnings of Bank	(1,116,333)	(1,043,142)	(115,486)

Income tax benefit	(373,518)	(337,717)	(34,936)

Net loss before equity in earnings of Bank	(742,815)	(705,425)	(80,550)

Equity in earnings of Bank	11,776,177	10,514,484	9,910,238

Net income	$11,033,362	$9,809,059	$9,829,688

Income available to common shares	$10,223,110	$8,289,487	$8,145,658

Condensed Statements of Cash Flows	2014	2013	2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,033,362	$9,809,059	$9,829,688
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(11,776,177)	(10,514,484)	(9,910,238)
Net change in other assets and liabilities	537,530	95,332	(592,088)

Net cash used in operating activities	(205,285)	(610,093)	(672,638)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for investment in joint venture	—	60,000	—
Cash paid for investment in joint venture	(58,000)	—	—
Dividends received from Bank	6,200,000	12,000,000	13,500,000
(Increase) decrease in intercompany loan	(625,000)	850,000	(1,010,000)

Net cash provided by investing activities	5,517,000	12,910,000	12,490,000

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from term loan	10,000,000	—	—
Payments on term loan	(750,000)	—	—
Proceeds from stock options exercised	193,166	210,361	503,422
Issuance of treasury shares to equity trust	—	566,527	339,517
Proceeds received from Bank for stock-based compensation	42,140	1,424,085	1,357,604
Commission on shares purchased for dividend reinvestment plan	(19,802)	(24,027)	(22,013)
Repurchase of preferred shares, net	(10,000,000)	(7,951,199)	(6,608,067)
Redemption of preferred stock	(6,653,000)	—	—
Repurchase of common stock warrant	—	—	(1,110,000)
Dividends paid on common stock	(4,384,655)	(4,326,992)	(4,301,725)
Dividends paid on preferred stock	(705,520)	(1,234,529)	(1,626,900)
Proceeds from issuance of common stock	6,610,676	—	—
Common stock issued under employee compensation plan	115,003	99,997	100,000
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(172,630)	(635,372)	(485,704)

Net cash used in financing activities	(5,724,622)	(11,871,149)	(11,853,866)

Net (decrease) increase in cash and cash equivalents	(412,907)	428,758	(36,504)

Cash and cash equivalents at beginning of year	511,436	82,678	119,182

Cash and cash equivalents at end of year	$98,529	$511,436	$82,678